INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2022
INVENTORIES.
Schedule of inventories

	December 31,
	2021	2022
	RMB	RMB

Crude oil and other raw materials	109,940	139,307
Work in progress	15,701	14,536
Finished goods	84,174	93,994
Spare parts and consumables	2,515	2,987
	212,330	250,824
Less: Allowance for diminution in value of inventories	(4,897)	(6,583)
	207,433	244,241

Schedule of allowance for diminution in value of inventories

	2020	2021	2022
	RMB	RMB	RMB

Balance as at January 1	2,597	3,107	4,897
Allowance for the year	11,689	3,148	6,407
Reversal of allowance	(333)	(18)	(85)
Written off	(10,795)	(1,300)	(4,530)
Others	(51)	(40)	(106)
Balance as at December 31	3,107	4,897	6,583